Commitment And Contingencies (Future Minimum Annual Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitment And Contingencies [Abstract]
2014	$ 927
2015	971
2016	718
2017	560
2018	522
Thereafter	229
Total lease commitments	$ 3,927